Shareholders Equity (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Equity [Abstract]
Schedule of Weighted-Average Common Shares Outstanding

Weighted-average Common Shares Outstanding

(in thousands, except per share amounts)	For the Three Months Ended September 30,		For the Six Months Ended September 30, 2025
	2025	2024	2025	2024
Net income (loss)	$2,978	$16,717	$4,663	$7,059
Weighted average number of shares:
Issued common shares at beginning of period	271,338	242,596	268,993	211,381
Effect of common shares issued during period	15,638	146	10,066	22,597
Weighted average number of shares, basic:	286,976	242,742	279,059	233,978
Assumed exercise of warrants	-	1,863	-	5,065
Assumed exercise of stock options	-	1,679	756	3,596
Assumed exercise of restricted shares	4,656	-	4,325	-
Weighted average number of shares, diluted:	291,632	246,284	284,140	242,639
Net income (loss) per share, basic	$0.01	$0.07	$0.02	$0.03
Net income (loss) per share, diluted	$0.01	$0.07	$0.02	$0.03

Weighted-average Common Shares Outstanding

(in thousands, except per share amounts)	For the Year Ended March 31,
	2025	2024
Net loss	(3,516)	(8,510)
Weighted average number of shares:
Issued common shares at beginning of period	211,381	195,436
Effect of common shares issued during period	27,050	8,780
Weighted average number of shares basic and diluted:	238,431	204,216
Net loss per share, basic and diluted	$(0.01)	$(0.04)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

Anti-dilutive common share equivalents excluded from the computation of diluted net loss per share for the three and six months ended September 30, 2025 and 2024 are as follows (in thousands):

	For the Three Months Ended September 30,		For the Six Months Ended September 30, 2025
	2025	2024	2025	2024
Warrants to purchase common shares	97,740	41,682	97,740	38,479
Options to purchase common shares	7,799	10,404	7,042	3,928
Restricted share units	3,700	3,927	4,031	8,488
	109,239	56,013	108,813	50,895

Anti-dilutive common share equivalents excluded from the computation of diluted net loss per share for the years ended March 31, 2025 and 2024 are as follows (in thousands):

	For the Year Ended March 31,
	2025	2024
Warrants to purchase common shares	69,629	13,424
Options to purchase common shares	12,283	10,569
	81,912	23,993

Schedule of Share-Based Payment Arrangement, Option, Activity

	Options	Weighted- Average Exercise	Weighted- Average Exercise
	Outstanding	Price	Life (years)
	(thousands)	(CAD$)
Balance as of March 31, 2025	12,283	$1.04	3.1
Granted	-	-	-
Forfeited	(4,485)	1.20
Balance as of September 30, 2025	7,798	$0.61	1.1

	Options	Weighted- Average Exercise	Weighted- Average Exercise
	Outstanding	Price	Life (years)
	(thousands)	(CAD$)
Balance as of March 31, 2024	10,569	1.28	2.9
Granted	2,864	1.12
Forfeited	(1,150)	0.89
Balance as of March 31, 2025	12,283	$1.04	3.1

Schedule of Share-Based Payment Arrangement, Warrants, Activity

The Company has historically issued warrants utilizing CAD$ for the strike price as the Company’s principle public listing of common shares is reported on the Canadian Securities Exchange utilizing CAD$. The following table summarizes information regarding the warrants including the historical CAD$ strike prices during the periods ended September 30, 2025 and 2024:

	Warrants	Weighted- Average Exercise	Weighted- Average Exercise
	Outstanding	Price	Life (years)
	(thousands)	(CAD$)
Balance as of March 31, 2025	69,629	$0.82	2.2
Granted	28,111	0.37	2.9
Balance as of September 30, 2025	97,740	$0.69	2.9

	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Exercise Life (Years)
	(thousands)	(CAD$)
Balance as of March 31, 2024	13,424	$1.09	1.2
Granted	30,120	0.96	3.85
Balance as of September 30, 2024	43,544	$1.00	3.55

The Company has historically issued warrants utilizing CAD$ for the strike price as the Company’s principle public listing of common shares is reported on the Canadian Securities Exchange utilizing CAD$. The following table summarizes information regarding the warrants including the historical CAD$ strike prices during the years ended March 31, 2025 and 2024:

	Warrants	Weighted- Average Exercise	Weighted- Average Exercise
	Outstanding	Price	Life (years)
	(thousands)	(CAD$)
Balance as of March 31, 2023	3,756	$3.46	0.8
Granted	13,424	1.09
Exercised	(423)	0.58
Expired	(3,333)	3.83	1.2
Balance as of March 31, 2024	13,424	1.09
Granted	56,205	0.82
Balance as of March 31, 2025	69,629	$0.82	2.2

Schedule of Fair Value of Options, By Following Weighted Average Assumptions
	As of September 30,
	2025	2024
Risk-free interest rate	2.5%	3.7%
Expected volatility	120%	126%
Expected life (years)	2.9	2.0
Expected dividend yield	0.0%	0.0%

The fair value of the options was estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the Year Ended March 31,
	2025	2024
Risk-free interest rate	2.9%	3.3%
Expected volatility	132%	126%
Expected life (years)	3.13	4.4
Expected dividend yield	0.0%	0.0%

Schedule of Fair Value of Warrants, By Following Weighted Average Assumptions
	For the Year Ended March 31,
	2025	2024
Risk-free interest rate	2.5%	3.9%
Expected volatility	143%	114%
Expected life (years)	2.17	2.0
Expected dividend yield	0.0%	0.0%